RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Directors
RELATED PARTY TRANSACTIONS
Key management personnel compensation	$ 1,655	$ 1,675	$ 1,236
Senior Management
RELATED PARTY TRANSACTIONS
Key management personnel compensation, short-term employee benefits	10,487	14,786	16,488
Key management personnel compensation, long-term employee benefits	604	50	439
Key management personnel compensation, post-employment benefits	$ 3,207	$ 9,592	$ 2,112